October 31, 2024

2024 Quarterly Report (Unaudited)

BlackRock ETF Trust
• BlackRock World ex U.S. Carbon Transition Readiness ETF | LCTD | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.2%
Aristocrat Leisure Ltd.	17,541	$705,843
BlueScope Steel Ltd.	70,189	932,698
Brambles Ltd.	82,308	990,990
Cochlear Ltd.	2,110	390,642
Commonwealth Bank of Australia	14,495	1,352,011
Goodman Group	1,842	43,986
GPT Group (The)	84,270	261,079
James Hardie Industries PLC(a)	2,611	83,273
Lottery Corp. Ltd. (The)	62,959	205,717
Macquarie Group Ltd.	15,222	2,303,793
Mineral Resources Ltd.	5,482	140,873
National Australia Bank Ltd.	6,775	171,713
Pilbara Minerals Ltd.(a)(b)	26,426	48,946
QBE Insurance Group Ltd.	117,746	1,329,367
REA Group Ltd.	3,141	464,350
Stockland	230,844	780,627
Suncorp Group Ltd.	126,090	1,479,068
Transurban Group	308,157	2,568,164
Westpac Banking Corp.	35,253	740,376
Woodside Energy Group Ltd.	55,905	879,858
		15,873,374
Austria — 0.3%
Erste Group Bank AG	7,064	399,580
Verbund AG	5,293	435,901
		835,481
Belgium — 0.9%
Ageas SA	9,787	510,767
Anheuser-Busch InBev SA	6,590	390,730
Argenx SE(a)	97	57,197
UCB SA	6,171	1,188,216
Warehouses De Pauw CVA	5,444	129,560
		2,276,470
Canada — 13.3%
Bank of Montreal	7,300	665,223
Bank of Nova Scotia (The)	42,919	2,209,834
Brookfield Renewable Corp., Class A	18,651	571,043
Canadian National Railway Co.	1,902	205,383
CGI Inc.(a)	9,152	1,013,829
Enbridge Inc.	37,572	1,517,614
Franco-Nevada Corp.	17,005	2,257,237
George Weston Ltd.	624	98,977
iA Financial Corp. Inc.	7,581	617,653
Imperial Oil Ltd.	25,870	1,930,472
Intact Financial Corp.	5,107	975,294
Manulife Financial Corp.	7,378	215,508
National Bank of Canada	22,315	2,128,367
Onex Corp.	1,834	132,010
Pan American Silver Corp.	27,197	636,000
Parkland Corp.	8,586	199,796
Restaurant Brands International Inc.	13,775	958,072
Royal Bank of Canada	40,959	4,953,558
Shopify Inc., Class A(a)	10,821	846,499
Stantec Inc.	6,570	532,923
Sun Life Financial Inc.	43,884	2,433,185
Teck Resources Ltd., Class B	19,261	896,131
Toronto-Dominion Bank (The)	63,713	3,522,095
Wheaton Precious Metals Corp.	17,800	1,175,502
WSP Global Inc.	16,868	3,015,003
		33,707,208
Security	Shares	Value
Denmark — 3.0%
Danske Bank A/S	20,832	$615,982
DSV A/S	3,276	717,134
Genmab A/S(a)	1,325	296,743
Novo Nordisk A/S, Class B	44,370	4,976,761
Novonesis (Novozymes) B, Class B	11,320	711,369
Orsted A/S(a)(c)	936	55,090
Vestas Wind Systems A/S(a)	16,259	309,853
		7,682,932
Finland — 0.9%
Kesko OYJ, Class B	3,974	85,354
Neste OYJ	13,905	223,259
Stora Enso OYJ, Class R	5,583	62,303
UPM-Kymmene OYJ	11,940	351,353
Wartsila OYJ Abp	76,411	1,463,457
		2,185,726
France — 11.5%
Airbus SE	15,398	2,348,829
Amundi SA(c)	8,451	612,732
Arkema SA	1,077	94,908
BioMerieux	4,185	468,399
Capgemini SE	3,810	660,962
Carrefour SA	32,823	521,260
Cie de Saint-Gobain SA	6,470	586,731
Covivio SA/France	2,069	117,704
Credit Agricole SA	56,765	870,099
Dassault Systemes SE	23,383	800,287
Engie SA	59,771	1,001,852
Gecina SA	478	51,083
Hermes International SCA	584	1,327,286
Ipsen SA	2,166	264,051
Kering SA	1,282	320,206
La Francaise des Jeux SAEM(c)	1,397	59,715
Legrand SA	8,076	911,525
L'Oreal SA	6,622	2,484,377
LVMH Moet Hennessy Louis Vuitton SE	4,796	3,192,795
Publicis Groupe SA	1,397	148,478
Renault SA	5,398	246,982
Rexel SA	6,167	169,910
Safran SA	3,999	905,236
Sanofi SA	22,283	2,354,862
Sartorius Stedim Biotech	413	82,849
Schneider Electric SE	15,520	4,020,435
Sodexo SA	5,184	449,984
STMicroelectronics NV	31,629	859,753
TotalEnergies SE	46,627	2,926,107
Vinci SA	853	95,554
Vivendi SE	35,478	379,101
		29,334,052
Germany — 6.5%
adidas AG	926	221,769
Allianz SE, Registered	4,129	1,299,831
Bayer AG, Registered	2,328	62,732
Bayerische Motoren Werke AG	2,598	204,816
Commerzbank AG	20,557	364,591
Daimler Truck Holding AG	9,565	395,519
Deutsche Bank AG, Registered	43,359	736,659
Deutsche Telekom AG, Registered	71,011	2,146,912
Henkel AG & Co. KGaA	775	60,444
Infineon Technologies AG	2,024	64,008
Mercedes-Benz Group AG	29,367	1,784,064
Merck KGaA	1,396	230,794

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Puma SE	4,770	$217,511
Qiagen NV, NVS	13,432	569,228
Rational AG	74	72,468
SAP SE	13,591	3,173,293
Siemens AG, Registered	15,793	3,072,525
Siemens Energy AG(a)	7,270	298,601
Siemens Healthineers AG(c)	14,676	766,153
Symrise AG, Class A	3,443	414,298
Talanx AG(a)	2,242	172,787
Zalando SE(a)(c)	10,342	313,080
		16,642,083
Hong Kong — 1.6%
AIA Group Ltd.	159,000	1,254,879
BOC Hong Kong Holdings Ltd.	17,000	55,500
Hang Seng Bank Ltd.	27,800	340,055
Hong Kong Exchanges & Clearing Ltd.	15,300	612,617
MTR Corp. Ltd.	128,500	467,533
Sands China Ltd.(a)	104,400	265,623
Sun Hung Kai Properties Ltd.	70,000	757,958
Swire Pacific Ltd., Class A	48,500	406,220
		4,160,385
Ireland — 0.1%
Bank of Ireland Group PLC	20,161	186,856
Israel — 0.4%
Bank Hapoalim BM	16,984	176,960
Bank Leumi Le-Israel BM	7,296	74,124
CyberArk Software Ltd.(a)	2,480	685,770
		936,854
Italy — 1.6%
Enel SpA	299,932	2,274,706
Intesa Sanpaolo SpA	376,852	1,612,930
Stellantis NV	5,740	78,651
		3,966,287
Japan — 19.2%
Advantest Corp.	19,200	1,111,672
Aeon Co. Ltd.	6,400	156,820
Asahi Group Holdings Ltd.	10,000	120,053
Asics Corp.	25,300	441,912
Astellas Pharma Inc.	73,100	855,879
Chugai Pharmaceutical Co. Ltd.	11,600	551,945
Dai Nippon Printing Co. Ltd.	56,400	978,899
Daifuku Co. Ltd.	16,000	300,748
Dai-ichi Life Holdings Inc.	15,800	393,899
Daiichi Sankyo Co. Ltd.	22,900	745,354
Daiwa House Industry Co. Ltd.	28,100	838,185
Daiwa Securities Group Inc.	12,600	82,433
Denso Corp.	101,500	1,441,655
Dentsu Group Inc.	3,500	108,037
Disco Corp.	600	170,721
Fuji Electric Co. Ltd.	7,700	392,145
FUJIFILM Holdings Corp.	66,900	1,591,438
Fujitsu Ltd.	37,000	711,356
Hankyu Hanshin Holdings Inc.	19,600	532,925
Hitachi Construction Machinery Co. Ltd.	18,200	394,879
Hitachi Ltd.	94,700	2,379,324
Honda Motor Co. Ltd.	246,800	2,482,095
Ibiden Co. Ltd.	3,400	108,000
Japan Post Bank Co. Ltd.	3,600	32,153
Japan Real Estate Investment Corp.	31	112,761
JFE Holdings Inc.	6,600	79,460
Security	Shares	Value
Japan (continued)
Kajima Corp.	2,500	$43,064
Kao Corp.	24,600	1,084,254
Kawasaki Kisen Kaisha Ltd.	8,800	121,563
Keyence Corp.	300	135,424
Kirin Holdings Co. Ltd.	62,600	921,636
Komatsu Ltd.	10,700	276,973
Kubota Corp.	78,300	1,000,446
Kyocera Corp.	6,300	63,893
Lasertec Corp.	600	81,417
LY Corp.	68,400	186,581
MEIJI Holdings Co. Ltd.	3,400	79,439
Mitsubishi Electric Corp.	28,700	504,906
Mitsubishi Estate Co. Ltd.	41,400	612,224
Mitsubishi HC Capital Inc.	21,800	145,978
Mitsubishi Heavy Industries Ltd.	83,400	1,177,354
Mitsubishi UFJ Financial Group Inc.	49,900	525,958
Mitsui & Co. Ltd.	37,400	762,498
Mizuho Financial Group Inc.	7,500	155,782
Murata Manufacturing Co. Ltd.	62,800	1,097,185
NEC Corp.	5,500	467,997
Nintendo Co. Ltd.	17,100	903,273
Nippon Steel Corp.	29,100	582,273
Nippon Yusen KK	18,000	602,629
Nissin Foods Holdings Co. Ltd.	1,300	35,005
Nitto Denko Corp.	5,600	92,141
Nomura Holdings Inc.	188,300	965,584
Nomura Research Institute Ltd.	32,400	969,194
NTT Data Group Corp.	10,800	170,858
Obic Co. Ltd.	1,200	39,213
Olympus Corp.	40,700	716,413
Omron Corp.	21,700	856,744
Ono Pharmaceutical Co. Ltd.	24,200	302,262
Oriental Land Co. Ltd./Japan	1,100	26,584
Recruit Holdings Co. Ltd.	1,200	73,275
Renesas Electronics Corp.	28,000	375,153
Ricoh Co. Ltd.	18,300	198,238
SCREEN Holdings Co. Ltd.	4,000	255,363
Secom Co. Ltd.	19,600	697,033
Sekisui Chemical Co. Ltd.	69,900	986,492
Seven & i Holdings Co. Ltd.	25,600	368,638
SG Holdings Co. Ltd.	23,500	235,666
Shimadzu Corp.	5,300	156,339
Shin-Etsu Chemical Co. Ltd.	18,600	681,577
Shionogi & Co. Ltd.	1,900	27,137
Shiseido Co. Ltd.	12,400	267,653
SoftBank Corp.	264,600	333,106
SoftBank Group Corp.	11,300	673,689
Sompo Holdings Inc.	9,200	197,239
Sony Group Corp.	55,200	971,383
Sumitomo Metal Mining Co. Ltd.	20,000	552,971
Sysmex Corp.	9,200	170,691
Terumo Corp.	46,300	881,797
Tokio Marine Holdings Inc.	12,500	450,202
Tokyo Electron Ltd.	6,600	971,209
Tokyo Gas Co. Ltd.	11,900	293,607
Toray Industries Inc.	340,100	1,849,487
TOTO Ltd.	9,400	262,258
Toyota Motor Corp.	111,900	1,928,081
Toyota Tsusho Corp.	9,400	159,788
Trend Micro Inc./Japan	2,900	151,735
Yokogawa Electric Corp.	4,100	90,904

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
ZOZO Inc.	51,400	$1,666,668
		48,748,872
Netherlands — 4.1%
Adyen NV(a)(c)	269	410,940
Akzo Nobel NV	5,463	348,613
ASML Holding NV	5,746	3,867,811
BE Semiconductor Industries NV	1,983	211,082
Coca-Cola Europacific Partners PLC	14,456	1,098,656
DSM-Firmenich AG	4,343	515,007
ING Groep NV	64,096	1,087,734
InPost SA(a)	1,444	28,170
Koninklijke KPN NV	176,667	690,465
Koninklijke Philips NV(a)	39,088	1,028,358
NN Group NV	8,680	426,121
Prosus NV	13,003	548,010
Wolters Kluwer NV	738	124,046
		10,385,013
New Zealand — 0.2%
Mercury NZ Ltd.	15,909	62,619
Meridian Energy Ltd.	95,227	338,187
		400,806
Norway — 0.8%
Aker BP ASA	33,363	713,890
Equinor ASA	24,358	578,800
Norsk Hydro ASA	50,065	310,771
Orkla ASA	43,176	398,883
		2,002,344
Portugal — 0.6%
Galp Energia SGPS SA	83,225	1,422,472
Jeronimo Martins SGPS SA	11,638	226,220
		1,648,692
Singapore — 0.7%
DBS Group Holdings Ltd.	42,170	1,222,710
Sea Ltd., ADR(a)	2,316	217,820
United Overseas Bank Ltd.	16,900	410,823
		1,851,353
Spain — 2.9%
Acciona SA	255	32,724
Banco de Sabadell SA	21,302	41,547
Banco Santander SA	198,621	970,341
Cellnex Telecom SA(c)	12,735	467,703
Grifols SA(a)(b)	13,154	147,657
Iberdrola SA	201,773	2,997,244
Industria de Diseno Textil SA	44,813	2,554,997
Repsol SA	7,246	90,708
Telefonica SA	10,779	50,582
		7,353,503
Sweden — 2.9%
Alfa Laval AB	19,254	852,369
Atlas Copco AB, Class A	13,024	214,940
Atlas Copco AB, Class B	20,791	302,295
Boliden AB	26,744	836,663
Epiroc AB, Class A	11,249	219,696
EQT AB	44,869	1,301,785
Evolution AB(c)	4,175	394,733
H & M Hennes & Mauritz AB, Class B	2,902	43,261
Investment AB Latour, Class B	25,246	696,832
Nibe Industrier AB, Class B	75,755	367,301
Sagax AB, Class B	4,904	118,181
SKF AB, Class B	7,040	133,534
Security	Shares	Value
Sweden (continued)
Swedbank AB, Class A	8,839	$179,348
Swedish Orphan Biovitrum AB(a)	7,415	231,750
Tele2 AB, Class B	101,453	1,063,135
Telefonaktiebolaget LM Ericsson, Class B	55,486	465,201
Volvo Car AB, Class B(a)(b)	40,523	87,559
		7,508,583
Switzerland — 8.2%
ABB Ltd., Registered	27,549	1,530,928
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	12	141,555
Clariant AG, Registered	3,752	52,144
Givaudan SA, Registered	13	61,717
Holcim AG	788	77,382
Julius Baer Group Ltd.	1,439	87,738
Kuehne + Nagel International AG, Registered	3,821	953,870
Nestle SA, Registered	50,635	4,784,633
Novartis AG, Registered	36,165	3,924,129
Partners Group Holding AG	701	964,456
Roche Holding AG, NVS	4,246	1,315,850
SGS SA	1,700	179,973
SIG Group AG	29,708	641,103
Sika AG, Registered	5,009	1,395,092
Sonova Holding AG, Registered	3,631	1,328,719
Swatch Group AG (The), Bearer	135	27,702
Swatch Group AG (The), Registered	6,995	283,417
Swiss Life Holding AG, Registered	1,787	1,455,153
Swiss Re AG	6,321	807,112
Swisscom AG, Registered	1,016	619,030
Temenos AG, Registered	1,922	133,128
		20,764,831
United Kingdom — 12.8%
3i Group PLC	34,446	1,412,552
Admiral Group PLC	19,695	651,718
Anglo American PLC	36,390	1,128,105
Antofagasta PLC	5,312	118,652
AstraZeneca PLC	26,852	3,820,867
Auto Trader Group PLC(c)	82,602	891,894
Aviva PLC	41,388	242,546
BAE Systems PLC	29,635	477,637
Barclays PLC	318,356	975,922
Berkeley Group Holdings PLC	11,959	682,439
BP PLC	269,187	1,316,545
BT Group PLC	207,685	370,840
Coca-Cola HBC AG, Class DI	2,034	71,176
Compass Group PLC	4,253	138,122
Croda International PLC	846	40,594
Diageo PLC	84,195	2,600,090
Experian PLC	574	28,015
GSK PLC	97,368	1,758,327
HSBC Holdings PLC	431,010	3,955,819
Informa PLC	44,601	465,940
J Sainsbury PLC	269,467	927,720
JD Sports Fashion PLC	98,263	157,563
Land Securities Group PLC	5,216	40,511
Lloyds Banking Group PLC	1,121,766	769,981
London Stock Exchange Group PLC	3,929	532,520
Mondi PLC, NVS	15,258	247,076
National Grid PLC	20,485	257,213
NatWest Group PLC, NVS	74,245	351,792
Pearson PLC	5,500	80,764
Prudential PLC	42,961	357,644

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Reckitt Benckiser Group PLC	17,966	$1,089,890
RELX PLC	55,534	2,546,772
Rolls-Royce Holdings PLC(a)	32,600	224,953
Schroders PLC	55,654	246,594
Segro PLC	31,365	317,802
Shell PLC	63,496	2,119,962
Standard Chartered PLC	23,279	269,952
Tesco PLC	174,160	769,034
		32,455,543
Total Common Stocks — 98.7% (Cost: $244,730,048)		250,907,248
Preferred Stocks
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,238	164,688
Henkel AG & Co. KGaA, Preference Shares, NVS	1,401	121,317
Sartorius AG, Preference Shares, NVS	119	30,827
		316,832
Total Preferred Stocks — 0.1% (Cost: $359,444)		316,832
Total Long-Term Investments — 98.8% (Cost: $245,089,492)		251,224,080
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	280,746	$280,943
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	1,110,000	1,110,000
Total Short-Term Securities — 0.6% (Cost: $1,390,954)		1,390,943
Total Investments — 99.4% (Cost: $246,480,446)		252,615,023
Other Assets Less Liabilities — 0.6%		1,636,196
Net Assets — 100.0%		$254,251,219

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$166,549	$114,387 (a)	$—	$35	$(28)	$280,943	280,746	$227 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,730,000	—	(620,000)(a)	—	—	1,110,000	1,110,000	18,042	—
				$35	$(28)	$1,390,943		$18,269	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	22	12/20/24	$2,585	$(114,841)

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock World ex U.S. Carbon Transition Readiness ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$39,058,901	$211,848,347	$—	$250,907,248
Preferred Stocks	—	316,832	—	316,832
Short-Term Securities
Money Market Funds	1,390,943	—	—	1,390,943
	$40,449,844	$212,165,179	$—	$252,615,023
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(114,841)	$—	$—	$(114,841)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares